Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Credit Loss [Abstract]
Purchase price	¥ 2,444	¥ 4,926	¥ 2,705
Allowance for credit losses at acquisition date	6,901	2,210	3,899
Discount or premium attributable to other factors	261	220	254
Par value	¥ 9,606	¥ 7,356	¥ 6,858